Share-Based Payment Plans - Stock Options (Details) shares in Millions	12 Months Ended
Dec. 31, 2019 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options (in shares) | shares	3.8
Weighted average remaining contractual life (in years)	4 years 2 months 12 days
Weighted average exercise price (in dollars per share)	$ 8.41
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	5.00
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 30.00
5.00 - 9.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options (in shares) | shares	3.3
Weighted average remaining contractual life (in years)	4 years 8 months 12 days
Weighted average exercise price (in dollars per share)	$ 6.34
5.00 - 9.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	5.00
5.00 - 9.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 9.00
22.00 - 30.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options (in shares) | shares	0.5
Weighted average remaining contractual life (in years)	1 month 6 days
Weighted average exercise price (in dollars per share)	$ 23.44
22.00 - 30.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	22.00
22.00 - 30.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 30.00